WEBs ETF Trust

WEBs Consumer Discretionary XLY Defined Volatility ETF

Schedule of Investments

January 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 52.3%
United States – 52.3%
Consumer Discretionary Select Sector SPDR Fund(1)	1,118	$135,468
TOTAL EXCHANGE-TRADED FUNDS
(Cost - $126,043)		135,468

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 46.3%
Time Deposits – 46.3%
Citibank, New York, 2.98% 02/02/2026(2)	$120,000	120,000
TOTAL SHORT-TERM INVESTMENTS
(Cost - $120,000)		120,000

TOTAL INVESTMENTS – 98.6%
(Cost - $246,043)		255,468
OTHER ASSETS LESS LIABILITIES – 1.4%		3,584
NET ASSETS – 100.0%		$259,052

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Consumer Discretionary Select Sector SPDR Fund	OBFR + 1.25%	Varies(3)	USD	231	08/25/2026	$3,945

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate